                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII Realty Securities Trust
               (Exact name of registrant as specified in charter)

                           640 Fifth Avenue, 8th Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                           640 Fifth Avenue, 8th Floor
                               New York, NY 10019
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-735-9500

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.


                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)


                                                                 SHARES         VALUE
                                                                -------      -----------
REAL ESTATE INVESTMENT TRUSTS ("REITS") - 98.10%

APARTMENTS - 17.66%
American Campus Communities, Inc.                                14,900      $   453,556
AvalonBay Communities, Inc.                                       6,200          644,366
BRE Properties, Inc., Class A                                     9,200          381,800
Equity Residential                                               16,500          784,905
Essex Property Trust, Inc.                                        3,200          350,208
Post Properties, Inc.                                             3,900          108,888
                                                                             -----------
Total Apartments (Cost $2,020,447)                                             2,723,723
                                                                             -----------


DIVERSIFIED - 6.76%
Vornado Realty Trust                                             12,188        1,042,440
                                                                             -----------
Total Diversified (Cost $453,831)                                              1,042,440
                                                                             -----------


FORESTRY - 1.63%
Plum Creek Timber Co., Inc.                                       7,100          250,630
                                                                             -----------
Total Forestry (Cost $283,050)                                                   250,630
                                                                             -----------


HEALTHCARE - 12.52%
HCP, Inc.                                                        23,000          827,540
Nationwide Health Properties, Inc.                               14,950          578,117
Ventas, Inc.                                                     10,200          526,014
                                                                             -----------
Total Healthcare (Cost $1,214,158)                                             1,931,671
                                                                             -----------


HOTELS & LODGING - 7.90%
Host Hotels & Resorts, Inc.                                      52,392          758,636
LaSalle Hotel Properties                                         14,900          348,511
Strategic Hotels & Resorts, Inc. *                               26,200          111,088
                                                                             -----------
Total Hotels & Lodging (Cost $958,008)                                         1,218,235
                                                                             -----------


INDUSTRIALS - 4.25%
AMB Property Corp.                                               20,500          542,635
EastGroup Properties, Inc.                                        3,000          112,140
                                                                             -----------
Total Industrials (Cost $549,592)                                                654,775
                                                                             -----------


OFFICE PROPERTY - 16.03%
BioMed Realty Trust, Inc.                                        14,200          254,464
Boston Properties, Inc.                                          10,300          856,136
Brookfield Properties Corp. (Canada)                             10,400          161,408
Douglas Emmett, Inc.                                             20,900          365,959
Government Properties Income Trust                                5,900          157,530
Mack-Cali Realty Corp.                                            8,100          264,951


               See Notes to the Quarterly Schedule of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)

                                                                 SHARES         VALUE
                                                                -------      -----------
REITS (CONTINUED)

OFFICE PROPERTY (CONTINUED)
SL Green Realty Corp.                                             6,500      $   411,645
                                                                             -----------
Total Office Property (Cost $1,897,699)                                        2,472,093
                                                                             -----------


REGIONAL MALLS - 11.16%
Simon Property Group, Inc.                                       15,631        1,449,619
Taubman Centers, Inc.                                             6,100          272,121
                                                                             -----------
Total Regional Malls (Cost $625,809)                                           1,721,740
                                                                             -----------


SELF STORAGE - 5.44%
Public Storage, Inc.                                              8,653          839,687
                                                                             -----------
Total Self Storage (Cost $220,679)                                               839,687
                                                                             -----------


SHOPPING CENTERS - 9.38%
Excel Trust, Inc.                                                10,500          118,335
Federal Realty Investment Trust                                   4,800          391,968
Kimco Realty Corp.                                               38,300          603,225
Urstadt Biddle Properties, Class A                                6,000          108,480
Weingarten Realty Investors                                      10,300          224,746
                                                                             -----------
Total Shopping Centers (Cost $1,226,540)                                       1,446,754
                                                                             -----------


SPECIALTY - 5.37%
Coresite Realty Corp. *                                             600            9,834
Digital Realty Trust, Inc.                                        9,200          567,639
Entertainment Properties Trust                                    5,800          250,444
                                                                             -----------
Total Specialty (Cost $546,273)                                                  827,917
                                                                             -----------
TOTAL UNITED STATES REITS (Cost $9,996,086)                                   15,129,665
                                                                             -----------


SHORT TERM INVESTMENT (UNITED STATES)  - 1.81%
BlackRock Liquidity Funds Treasury Trust Fund                   278,924          278,924
                                                                             -----------
TOTAL SHORT TERM INVESTMENT (UNITED STATES) (Cost $278,924)                      278,924
                                                                             -----------
TOTAL INVESTMENTS - 99.91% (Cost $10,275,010)                                 15,408,589
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.09%                                     14,427
                                                                             -----------
NET ASSETS - 100.00%                                                         $15,423,016
                                                                             ===========




*    Denotes non-income producing security.




               See Notes to the Quarterly Schedule of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)


                                                               SHARES            VALUE
                                                             ----------      ------------
COMMON STOCKS  - 93.77%

AUSTRALIA - 3.83%
GPT Group                                                     3,430,280      $  9,764,834
Stockland                                                     2,949,940        10,968,124
                                                                             ------------
Total Austrailia (Cost $20,399,212)                                            20,732,958
                                                                             ------------


CHINA - 1.69%
Guangzhou R&F Properties Co., Ltd.                            6,500,000         9,126,391
                                                                             ------------
Total China (Cost $14,824,033)                                                  9,126,391
                                                                             ------------


FRANCE - 9.60%
ICADE                                                            70,222         7,387,551
Klepierre                                                       269,450        10,406,614
Unibail-Rodamco SE *                                            153,617        34,110,780
                                                                             ------------
Total France (Cost $46,862,718)                                                51,904,945
                                                                             ------------


GERMANY - 1.27%
DIC Asset AG                                                    686,330         6,857,772
                                                                             ------------
Total Germany (Cost $18,271,649)                                                6,857,772
                                                                             ------------


HONG KONG - 27.18%
China Overseas Land & Investment, Ltd.                        9,724,256        20,567,844
Hang Lung Properties, Ltd.                                    6,306,300        30,787,403
Hysan Development Co., Ltd.                                   7,476,671        26,773,940
Kerry Properties, Ltd.                                        4,766,025        25,907,648
Lifestyle International Holdings, Ltd.                       11,167,700        27,562,491
Shangri-La Asia, Ltd.                                         6,761,685        15,381,719
                                                                             ------------
Total Hong Kong (Cost $100,713,637)                                           146,981,045
                                                                             ------------


ITALY - 1.39%
Immobiliare Grande Distribuzione                              4,594,862         7,546,341
                                                                             ------------
Total Italy (Cost $15,540,213)                                                  7,546,341
                                                                             ------------


JAPAN - 15.15%
AEON Mall Co., Ltd.                                             945,540        22,965,055
Daiwa House Industry Co., Ltd.                                1,574,000        15,826,670
Mitsubishi Estate Co., Ltd.                                     977,000        15,881,805
Mitsui Fudosan Co., Ltd.                                      1,345,800        22,682,384
Tokyu Land Corp.                                              1,105,000         4,576,610
                                                                             ------------
Total Japan (Cost $104,964,337)                                                81,932,524
                                                                             ------------



               See Notes to the Quarterly Schedule of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)

                                                               SHARES            VALUE
                                                             ----------      ------------
COMMON STOCKS (CONTINUED)


MALAYSIA - 1.95%
SP Setia Berhad                                               7,235,000      $ 10,523,210
                                                                             ------------
Total Malaysia (Cost $12,010,299)                                              10,523,210
                                                                             ------------


SINGAPORE - 15.26%
Capitaland, Ltd.                                              6,369,600        19,660,604
City Developments, Ltd.                                       2,275,100        22,070,381
Hongkong Land Holdings, Ltd.                                  4,235,000        26,299,350
Wing Tai Holdings, Ltd.                                      11,024,960        14,500,461
                                                                             ------------
Total Singapore (Cost $74,484,256)                                             82,530,796
                                                                             ------------


SPAIN - 3.44%
Sol Melia, SA                                                 2,072,154        18,614,279
                                                                             ------------
Total Spain (Cost $31,421,983)                                                 18,614,279
                                                                             ------------


SWEDEN - 1.18%
Castellum AB                                                    479,413         6,385,715
                                                                             ------------
Total Sweden (Cost $3,905,151)                                                  6,385,715
                                                                             ------------


THAILAND - 2.63%
Central Pattana Public Co., Ltd. NVDR                        12,025,336        11,985,714
Central Pattana Public Co., Ltd.                              2,264,464         2,257,003
                                                                             ------------
Total Thailand (Cost $9,808,515)                                               14,242,717
                                                                             ------------


UNITED KINGDOM - 9.20%
Derwent London plc                                              734,460        17,406,681
Great Portland Estates plc                                    2,292,761        12,330,908
Hammerson plc                                                   400,000         2,485,345
Land Securities Group plc                                     1,317,600        13,298,502
Shaftesbury plc                                                 622,103         4,243,752
                                                                             ------------
Total United Kingdom (Cost $49,569,556)                                        49,765,188
                                                                             ------------
TOTAL COMMON STOCKS (Cost $502,775,559)                                       507,143,881
                                                                             ------------



               See Notes to the Quarterly Schedule of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)

                                                               SHARES            VALUE
                                                             ----------      ------------

SHORT TERM INVESTMENT (UNITED STATES)  - 5.63%
BlackRock Liquidity Funds Treasury Trust Fund                30,462,572      $ 30,462,572
                                                                             ------------
TOTAL SHORT TERM INVESTMENT (UNITED STATES) (Cost $30,462,572)                 30,462,572
                                                                             ------------
TOTAL INVESTMENTS - 99.40% (Cost $533,238,131)                                537,606,453
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.60%                                   3,235,724
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $540,842,177
                                                                             ============




*     Denotes non-income producing security.
NVDR  Non-Voting Depositary Receipt



                              % OF NET
SECTOR DIVERSIFICATION         ASSETS       VALUE
----------------------        --------      -----
COMMON STOCKS:
Real Estate                     75.37%  $407,688,341
Consumer Cyclicals              18.40%    99,455,540
Short-Term Obligation            5.63%    30,462,572
                               -------  ------------
TOTAL INVESTMENTS               99.40%   537,606,453
OTHER ASSETS IN EXCESS OF
  LIABILITIES                    0.60%     3,235,724
                               -------  ------------
NET ASSETS                     100.00%  $540,842,177
                               =======  ============





               See Notes to the Quarterly Schedule of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)


                                                               SHARES            VALUE
                                                             ----------      ------------
COMMON STOCKS  - 53.93%

AUSTRALIA - 2.46%
GPT Group                                                       850,000      $  2,419,659
Stockland                                                     1,156,960         4,301,674
                                                                             ------------
Total Austrailia (Cost $5,974,617)                                              6,721,333
                                                                             ------------


CHINA - 1.03%
Guangzhou R&F Properties Co., Ltd.                            2,000,000         2,808,120
                                                                             ------------
Total China (Cost $3,298,658)                                                   2,808,120
                                                                             ------------


FRANCE - 6.30%
ICADE                                                            26,850         2,824,695
Klepierre                                                        82,138         3,172,308
Unibail-Rodamco                                                  50,650        11,246,874
                                                                             ------------
Total France (Cost $15,118,423)                                                17,243,877
                                                                             ------------


GERMANY - 0.44%
DIC Asset AG                                                    120,378         1,202,810
                                                                             ------------
Total Germany (Cost $3,402,129)                                                 1,202,810
                                                                             ------------


HONG KONG - 16.20%
China Overseas Land & Investment, Ltd.                        3,080,168         6,514,886
Hang Lung Properties, Ltd.                                    1,699,900         8,298,924
Hysan Development Co., Ltd.                                   2,032,744         7,279,251
Kerry Properties, Ltd.                                        1,434,123         7,795,753
Lifestyle International Holdings, Ltd.                        3,291,400         8,123,354
Shangri-La Asia, Ltd.                                         2,785,800         6,337,236
                                                                             ------------
Total Hong Kong (Cost $35,188,525)                                             44,349,404
                                                                             ------------


ITALY - 0.56%
Immobiliare Grande Distribuzione                                928,200         1,524,423
                                                                             ------------
Total Italy (Cost $3,551,954)                                                   1,524,423
                                                                             ------------


JAPAN - 8.56%
AEON Mall Co., Ltd.                                             282,600         6,863,723
Daiwa House Industry Co., Ltd.                                  440,000         4,424,228
Mitsubishi Estate Co., Ltd.                                     358,500         5,827,663
Mitsui Fudosan Co., Ltd.                                        375,000         6,320,326
                                                                             ------------
Total Japan (Cost $26,467,515)                                                 23,435,940
                                                                             ------------


SINGAPORE - 8.68%
Capitaland, Ltd.                                              2,281,050         7,040,760


               See Notes to the Quarterly Schedule of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)

                                                               SHARES            VALUE
                                                             ----------      ------------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
City Developments, Ltd.                                         693,300      $  6,725,592
Hongkong Land Holdings, Ltd.                                  1,240,000         7,700,400
Wing Tai Holdings, Ltd.                                       1,750,000         2,301,669
                                                                             ------------
Total Singapore (Cost $19,843,338)                                             23,768,421
                                                                             ------------


SPAIN - 1.97%
Sol Melia, SA                                                   600,000         5,389,835
                                                                             ------------
Total Spain (Cost $6,439,351)                                                   5,389,835
                                                                             ------------


SWEDEN - 0.50%
Castellum AB                                                    103,600         1,379,938
                                                                             ------------
Total Sweden (Cost $843,879)                                                    1,379,938
                                                                             ------------


THAILAND - 1.46%
Central Pattana Public Co., Ltd. NVDR                         4,022,100         4,008,848
                                                                             ------------
Total Thailand (Cost $2,997,272)                                                4,008,848
                                                                             ------------


UNITED KINGDOM - 5.77%
Derwent London plc                                              270,000         6,398,992
Great Portland Estates plc                                      628,909         3,382,393
Land Securities Group plc                                       350,000         3,532,541
Shaftesbury plc                                                 363,800         2,481,706
                                                                             ------------
Total United Kingdom (Cost $13,138,596)                                        15,795,632
                                                                             ------------
TOTAL COMMON STOCKS (Cost $136,264,257)                                       147,628,581
                                                                             ------------


REAL ESTATE INVESTMENT TRUSTS ("REITS") - 40.09%


UNITED STATES - 40.09%
AMB Property Corp.                                              176,300         4,666,661
American Campus Communities, Inc.                               158,000         4,809,520
AvalonBay Communities, Inc.                                      44,100         4,583,313
Boston Properties, Inc.                                         123,500        10,265,320
Digital Realty Trust, Inc.                                       67,500         4,164,750
Douglas Emmett, Inc.                                            265,000         4,640,150
Essex Property Trust, Inc.                                       71,600         7,835,904
Federal Realty Investment Trust                                  84,300         6,883,938
HCP, Inc.                                                       190,400         6,850,592
Host Hotels & Resorts, Inc.                                     571,429         8,274,292
Nationwide Health Properties, Inc.                               99,400         3,843,798
Public Storage, Inc.                                             72,200         7,006,288
Simon Property Group, Inc.                                      149,057        13,823,546


               See Notes to the Quarterly Schedule of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)

                                                               SHARES            VALUE
                                                             ----------      ------------
REITS (CONTINUED)

UNITED STATES (CONTINUED)
SL Green Realty Corp.                                            70,100      $  4,439,433
Taubman Centers, Inc.                                            57,495         2,564,852
Ventas, Inc.                                                    102,700         5,296,239
Vornado Realty Trust                                            114,310         9,776,934
                                                                             ------------
Total United States (Cost $89,599,332)                                        109,725,530
                                                                             ------------
TOTAL UNITED STATES REITS (Cost $89,599,332)                                  109,725,530
                                                                             ------------


SHORT TERM INVESTMENT (UNITED STATES)  - 5.67%
BlackRock Liquidity Funds Treasury Trust Fund                15,512,234        15,512,234
                                                                             ------------
TOTAL SHORT TERM INVESTMENT (UNITED STATES) (Cost $15,512,234)                 15,512,234
                                                                             ------------
TOTAL INVESTMENTS - 99.69% (Cost $241,375,823)                                272,866,345
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.31%                                     841,666
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $273,708,011
                                                                             ============




NVDR  Non-Voting Depositary Receipt



                              % OF NET
SECTOR DIVERSIFICATION         ASSETS       VALUE
----------------------        --------      -----
COMMON STOCKS:
Real Estate                     82.70%  $226,353,866
Consumer Cyclicals              11.32%    31,000,245
Short-Term Obligation            5.67%    15,512,234
                               -------  ------------
TOTAL INVESTMENTS               99.69%   272,866,345
OTHER ASSETS IN EXCESS OF
  LIABILITIES                    0.31%       841,666
                               -------  ------------
NET ASSETS                     100.00%  $273,708,011
                               =======  ============





               See Notes to the Quarterly Schedule of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)

A. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's Price Valuation Committee under procedures adopted by the Trust's Board of Trustees.

Most foreign markets close before the close of trading on the New York Stock Exchange ("NYSE"). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund's share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust's Price Valuation Committee, established by the Trust's Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

Fair Value Measurements: The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund's investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management's own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

                         E.I.I. REALTY SECURITIES TRUST

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds' investments by the above fair value hierarchy levels as of September 30, 2010:

                                                                             LEVEL 2         LEVEL 3
                                             TOTAL            LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                           VALUE AT            QUOTED       OBSERVABLE    UNOBSERVABLE
E.I.I. REALTY SECURITIES FUND         SEPTEMBER 30, 2010       PRICE          INPUT           INPUT
------------------------------------  ------------------    -----------    -----------    ------------
Investments in Securities*                $15,408,589       $15,408,589        $--             $--
                                          -----------       -----------        ---             ---
     TOTAL                                $15,408,589       $15,408,589        $--             $--
                                          ===========       ===========        ===             ===




*    See Schedule of Investment for industry sector breakouts.



                                                                             LEVEL 2         LEVEL 3
                                            TOTAL             LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                          VALUE AT            QUOTED        OBSERVABLE    UNOBSERVABLE
E.I.I. INTERNATIONAL PROPERTY FUND   SEPTEMBER 30, 2010        PRICE          INPUT           INPUT
-----------------------------------  ------------------    ------------    -----------    ------------
Investments in Securities*              $537,606,453       $537,606,453        $--             $--
                                        ------------       ------------        ---             ---
     TOTAL                              $537,606,453       $537,606,453        $--             $--
                                        ============       ============        ===             ===



* See Schedule of Investments for geographic and sector breakouts.

                                                                             LEVEL 2         LEVEL 3
                                            TOTAL             LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                          VALUE AT            QUOTED        OBSERVABLE    UNOBSERVABLE
E.I.I. GLOBAL PROPERTY FUND          SEPTEMBER 30, 2010        PRICE          INPUT           INPUT
-----------------------------------  ------------------    ------------    -----------    ------------
Investments in Securities*              $272,866,345       $272,866,345        $--             $--
                                        ------------       ------------        ---             ---
     TOTAL                              $272,866,345       $272,866,345        $--             $--
                                        ============       ============        ===             ===




*    See Schedule of Investments for geographic and sector breakouts.


Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. There were no transfers between any of the levels during the period ended September 30, 2010. Additionally there were no level 3 investments held during the year.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the translation date.

The Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

                         E.I.I. REALTY SECURITIES TRUST

                               SEPTEMBER 30, 2010
                                   (UNAUDITED)

B. TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2010 for each Fund were as follows:

FUND                                        COST        APPRECIATION    (DEPRECIATION)        NET
--------------------------------------  ------------    ------------    --------------    -----------
E.I.I. Realty Securities Fund           $ 10,275,010     $ 5,197,769     $    (64,190)    $ 5,133,579
E.I.I. International Property Fund       533,238,131      72,934,609      (68,566,287)      4,368,322
E.I.I. Global Property Fund              241,375,823      41,208,013       (9,717,491)     31,490,522

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII Realty Securities Trust


By (Signature and Title)* /s/ Richard J. Adler
                          ------------------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (principal executive officer)

Date 11/17/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Richard J. Adler
                          ------------------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (principal executive officer)

Date 11/17/10


By (Signature and Title)* /s/ Michael J. Meagher
                          ------------------------------------------------------
                          Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date 11/17/10

* Print the name and title of each signing officer under his or her signature.